Label	Element	Value
Document And Entity Information Elements	aic_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 19, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	aic
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 19, 2012
Prospectus Date	rr_ProspectusDate	Dec 26, 2012

Westwood Global Equity Fund | A CLASS SHARES
WESTWOOD GLOBAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Global Equity Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	A CLASS SHARES Westwood Global Equity Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		A CLASS SHARES Westwood Global Equity Fund Class A Shares
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.05%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.11%
Less Fee Reductions and/or Expense Reimbursements		(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.25%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's A Class Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL CLASS SHARES Westwood Global Equity Fund Institutional Class Shares	102	483

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1 billion. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-85 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underling index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Westwood Global Dividend Fund | A CLASS SHARES
WESTWOOD GLOBAL DIVIDEND FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Global Dividend Fund (the "Fund") is to seek long-term capital appreciation and dividend income.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	A CLASS SHARES Westwood Global Dividend Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		A CLASS SHARES Westwood Global Dividend Fund Class A Shares
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.05%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.11%
Less Fee Reductions and/or Expense Reimbursements		(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.25%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's A Class Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL CLASS SHARES Westwood Global Dividend Fund Institutional Class Shares	102	483

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market, offer an attractive opportunity for price appreciation and dividend growth, and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation, consistency of earnings growth and the ability, or prospective ability, to pay dividends. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Westwood Emerging Markets Fund | A CLASS SHARES
WESTWOOD EMERGING MARKETS FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Emerging Markets Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	A CLASS SHARES Westwood Emerging Markets Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		A CLASS SHARES Westwood Emerging Markets Fund Class A Shares
Management Fees		0.95%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.06%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.27%
Less Fee Reductions and/or Expense Reimbursements		(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.45%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.45% of the Fund's A Class Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL CLASS SHARES Westwood Emerging Markets Fund Institutional Class Shares	122	536

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million.

The Fund invests in approximately 70-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Westwood Emerging Markets Plus Fund | A CLASS SHARES
WESTWOOD EMERGING MARKETS PLUS FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Emerging Markets Plus Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	A CLASS SHARES Westwood Emerging Markets Plus Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		A CLASS SHARES Westwood Emerging Markets Plus Fund Class A Shares
Management Fees		0.95%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.06%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.27%
Less Fee Reductions and/or Expense Reimbursements		(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.45%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.45% of the Fund's A Class Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL CLASS SHARES Westwood Emerging Markets Plus Fund Institutional Class Shares	122	536

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1.5 billion.

The Fund invests in approximately 50-70 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Westwood Global Equity Fund | INSTITUTIONAL CLASS SHARES
WESTWOOD GLOBAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Global Equity Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES Westwood Global Equity Fund Institutional Class Shares
Management Fees		0.80%
Other Expenses	[1]	1.05%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.86%
Less Fee Reductions and/or Expense Reimbursements		(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.00%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Institutional Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
A CLASS SHARES Westwood Global Equity Fund Class A Shares	621	1,032

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1 billion. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-85 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Westwood Global Dividend Fund | INSTITUTIONAL CLASS SHARES
WESTWOOD GLOBAL DIVIDEND FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Global Dividend Fund (the "Fund") is to seek long-term capital appreciation and dividend income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES Westwood Global Dividend Fund Institutional Class Shares
Management Fees		0.80%
Other Expenses	[1]	1.05%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.86%
Less Fee Reductions and/or Expense Reimbursements		(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.00%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Institutional Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
A CLASS SHARES Westwood Global Dividend Fund Class A Shares	621	1,032

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market, offer an attractive opportunity for price appreciation and dividend growth, and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation, consistency of earnings growth and the ability, or prospective ability, to pay dividends. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Westwood Emerging Markets Fund | INSTITUTIONAL CLASS SHARES
WESTWOOD EMERGING MARKETS FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Emerging Markets Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES Westwood Emerging Markets Fund Institutional Class Shares
Management Fees		0.95%
Other Expenses	[1]	1.06%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.02%
Less Fee Reductions and/or Expense Reimbursements		(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.20%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Institutional Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
A CLASS SHARES Westwood Emerging Markets Fund Class A Shares	640	1,082

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million.

The Fund invests in approximately 70-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Westwood Emerging Markets Plus Fund | INSTITUTIONAL CLASS SHARES
WESTWOOD EMERGING MARKETS PLUS FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Emerging Markets Plus Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES Westwood Emerging Markets Plus Fund Institutional Class Shares
Management Fees		0.95%
Other Expenses	[1]	1.06%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.02%
Less Fee Reductions and/or Expense Reimbursements		(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.20%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Institutional Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
A CLASS SHARES Westwood Emerging Markets Plus Fund Class A Shares	640	1,082

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1.5 billion.

The Fund invests in approximately 50-70 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

A CLASS SHARES | Westwood Global Equity Fund
WESTWOOD GLOBAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Global Equity Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	A CLASS SHARES Westwood Global Equity Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		A CLASS SHARES Westwood Global Equity Fund Class A Shares
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.05%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.11%
Less Fee Reductions and/or Expense Reimbursements		(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.25%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's A Class Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL CLASS SHARES Westwood Global Equity Fund Institutional Class Shares	102	483

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1 billion. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-85 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underling index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

A CLASS SHARES | Westwood Global Dividend Fund
WESTWOOD GLOBAL DIVIDEND FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Global Dividend Fund (the "Fund") is to seek long-term capital appreciation and dividend income.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	A CLASS SHARES Westwood Global Dividend Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		A CLASS SHARES Westwood Global Dividend Fund Class A Shares
Management Fees		0.80%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.05%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.11%
Less Fee Reductions and/or Expense Reimbursements		(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.25%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's A Class Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL CLASS SHARES Westwood Global Dividend Fund Institutional Class Shares	102	483

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market, offer an attractive opportunity for price appreciation and dividend growth, and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation, consistency of earnings growth and the ability, or prospective ability, to pay dividends. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

A CLASS SHARES | Westwood Emerging Markets Fund
WESTWOOD EMERGING MARKETS FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Emerging Markets Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	A CLASS SHARES Westwood Emerging Markets Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		A CLASS SHARES Westwood Emerging Markets Fund Class A Shares
Management Fees		0.95%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.06%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.27%
Less Fee Reductions and/or Expense Reimbursements		(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.45%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.45% of the Fund's A Class Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL CLASS SHARES Westwood Emerging Markets Fund Institutional Class Shares	122	536

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million.

The Fund invests in approximately 70-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

A CLASS SHARES | Westwood Emerging Markets Plus Fund
WESTWOOD EMERGING MARKETS PLUS FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Emerging Markets Plus Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	A CLASS SHARES Westwood Emerging Markets Plus Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		A CLASS SHARES Westwood Emerging Markets Plus Fund Class A Shares
Management Fees		0.95%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.06%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.27%
Less Fee Reductions and/or Expense Reimbursements		(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.45%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.45% of the Fund's A Class Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
INSTITUTIONAL CLASS SHARES Westwood Emerging Markets Plus Fund Institutional Class Shares	122	536

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1.5 billion.

The Fund invests in approximately 50-70 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL CLASS SHARES | Westwood Global Equity Fund
WESTWOOD GLOBAL EQUITY FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Global Equity Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES Westwood Global Equity Fund Institutional Class Shares
Management Fees		0.80%
Other Expenses	[1]	1.05%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.86%
Less Fee Reductions and/or Expense Reimbursements		(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.00%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Institutional Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
A CLASS SHARES Westwood Global Equity Fund Class A Shares	621	1,032

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1 billion. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-85 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL CLASS SHARES | Westwood Global Dividend Fund
WESTWOOD GLOBAL DIVIDEND FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Global Dividend Fund (the "Fund") is to seek long-term capital appreciation and dividend income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES Westwood Global Dividend Fund Institutional Class Shares
Management Fees		0.80%
Other Expenses	[1]	1.05%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.86%
Less Fee Reductions and/or Expense Reimbursements		(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.00%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Institutional Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
A CLASS SHARES Westwood Global Dividend Fund Class A Shares	621	1,032

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market, offer an attractive opportunity for price appreciation and dividend growth, and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation, consistency of earnings growth and the ability, or prospective ability, to pay dividends. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL CLASS SHARES | Westwood Emerging Markets Fund
WESTWOOD EMERGING MARKETS FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Emerging Markets Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES Westwood Emerging Markets Fund Institutional Class Shares
Management Fees		0.95%
Other Expenses	[1]	1.06%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.02%
Less Fee Reductions and/or Expense Reimbursements		(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.20%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Institutional Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
A CLASS SHARES Westwood Emerging Markets Fund Class A Shares	640	1,082

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million.

The Fund invests in approximately 70-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL CLASS SHARES | Westwood Emerging Markets Plus Fund
WESTWOOD EMERGING MARKETS PLUS FUND
FUND INVESTMENT OBJECTIVE
The investment objective of the Westwood Emerging Markets Plus Fund (the "Fund") is to seek long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		INSTITUTIONAL CLASS SHARES Westwood Emerging Markets Plus Fund Institutional Class Shares
Management Fees		0.95%
Other Expenses	[1]	1.06%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		2.02%
Less Fee Reductions and/or Expense Reimbursements		(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.20%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Institutional Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
A CLASS SHARES Westwood Emerging Markets Plus Fund Class A Shares	640	1,082

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1.5 billion.

The Fund invests in approximately 50-70 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 19, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	aic
Document Creation Date	dei_DocumentCreationDate	Dec 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 19, 2012
Prospectus Date	rr_ProspectusDate	Dec 26, 2012
Westwood Global Equity Fund | A CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Westwood Global Equity Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1 billion. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-85 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underling index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Westwood Global Equity Fund | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Westwood Global Equity Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1 billion. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-85 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	PERFORMANCE INFORMATION
Westwood Global Equity Fund | Class A Shares | A CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[2]
1 YEAR	rr_ExpenseExampleYear01	621
3 YEARS	rr_ExpenseExampleYear03	1,032
Westwood Global Equity Fund | Institutional Class Shares | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	1.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[3]
1 YEAR	rr_ExpenseExampleYear01	102
3 YEARS	rr_ExpenseExampleYear03	483
Westwood Global Dividend Fund | A CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD GLOBAL DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Westwood Global Dividend Fund (the "Fund") is to seek long-term capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market, offer an attractive opportunity for price appreciation and dividend growth, and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation, consistency of earnings growth and the ability, or prospective ability, to pay dividends. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	PERFORMANCE INFORMATION
Westwood Global Dividend Fund | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD GLOBAL DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Westwood Global Dividend Fund (the "Fund") is to seek long-term capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million. The Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in companies organized or located or doing a substantial amount of business outside the United States in both developed and emerging market countries, and will generally have exposure to the United States, the United Kingdom and Japan.

The Fund invests in approximately 65-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market, offer an attractive opportunity for price appreciation and dividend growth, and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation, consistency of earnings growth and the ability, or prospective ability, to pay dividends. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	PERFORMANCE INFORMATION
Westwood Global Dividend Fund | Class A Shares | A CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[2]
1 YEAR	rr_ExpenseExampleYear01	621
3 YEARS	rr_ExpenseExampleYear03	1,032
Westwood Global Dividend Fund | Institutional Class Shares | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	1.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[3]
1 YEAR	rr_ExpenseExampleYear01	102
3 YEARS	rr_ExpenseExampleYear03	483
Westwood Emerging Markets Fund | A CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Westwood Emerging Markets Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million.

The Fund invests in approximately 70-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	PERFORMANCE INFORMATION
Westwood Emerging Markets Fund | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Westwood Emerging Markets Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $500 million.

The Fund invests in approximately 70-90 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	PERFORMANCE INFORMATION
Westwood Emerging Markets Fund | Class A Shares | A CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.45%	[4]
1 YEAR	rr_ExpenseExampleYear01	640
3 YEARS	rr_ExpenseExampleYear03	1,082
Westwood Emerging Markets Fund | Institutional Class Shares | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[5]
1 YEAR	rr_ExpenseExampleYear01	122
3 YEARS	rr_ExpenseExampleYear03	536
Westwood Emerging Markets Plus Fund | A CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD EMERGING MARKETS PLUS FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Westwood Emerging Markets Plus Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 33 of this prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1.5 billion.

The Fund invests in approximately 50-70 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	PERFORMANCE INFORMATION
Westwood Emerging Markets Plus Fund | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD EMERGING MARKETS PLUS FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Westwood Emerging Markets Plus Fund (the "Fund") is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers a company to be an emerging market company if (i) at least 50% of the company's assets are located in emerging markets; (ii) at least 50% of the company's revenues are generated in emerging markets; or (iii) the company is domiciled in an emerging market. "Emerging markets" include countries in the MSCI Emerging Markets Index, and other countries that the Fund considers to be equivalent to those in that index based on their level of economic development or the size and experience of their securities markets. The equity securities in which the Fund invests are primarily common stocks, but may also include exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), preferred stock, warrants and real estate investment trusts ("REITs"). Equity securities also include participatory notes, which are derivative instruments with economic characteristics similar to equity securities designed to replicate equity market exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Fund typically invests in companies with market capitalizations exceeding $1.5 billion.

The Fund invests in approximately 50-70 securities to achieve its investment objective. The Adviser utilizes a fundamental, bottom-up investment process and seeks to invest in securities of sound businesses that it believes are currently undervalued in the market and can generate positive and sustainable earnings growth and, thus, economic profits over time. Key characteristics that the Adviser looks for in evaluating an investment may include management aligned with an Economic Value Added ("EVA") philosophy, strong core franchise value, above average cash flow generation and consistency of earnings growth. The Adviser has disciplines in place that serve as sell signals, such as a security reaching its estimated fair value, an adverse change in a company's fundamentals, or when more attractive alternatives exist.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

DERIVATIVES RISK -- The Fund's use of participatory notes is subject to market risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk and credit risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	PERFORMANCE INFORMATION
Westwood Emerging Markets Plus Fund | Class A Shares | A CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.45%	[4]
1 YEAR	rr_ExpenseExampleYear01	640
3 YEARS	rr_ExpenseExampleYear03	1,082
Westwood Emerging Markets Plus Fund | Institutional Class Shares | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[5]
1 YEAR	rr_ExpenseExampleYear01	122
3 YEARS	rr_ExpenseExampleYear03	536

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's A Class Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.
[3]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's Institutional Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.
[4]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.45% of the Fund's A Class Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.
[5]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Institutional Shares' average daily net assets until February 28, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2014.